Expense Example - Artisan Global Opportunities Fund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Advisor 1 Year	Advisor 3 Years	Advisor 5 Years	Advisor 10 Years	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years
USD ($)	116	362	628	1,386	104	325	563	1,248	93	290	504	1,120